Qualified Employee Benefit Plans, Assets measured at fair value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	$ 71,620,000	$ 63,325,000	$ 64,627,000
Percentage of mutual fund invested in Real Estate Investment Trusts (in hundredths)	80.00%
Postretirement medical benefits participation age, minimum (in years)	55
Postretirement medical benefits participation age, maximum (in years)	65
Percentage of cost of postretirement medical benefit premiums paid by participants (in hundredths)	100.00%
Postretirement medical benefit costs	800,000
Postretirement benefit obligation	7,500,000
Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	60,621,000	33,896,000
Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	10,999,000	29,429,000
Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Equity Securities [Member]
Defined Benefit Plan, Assets [Abstract]
Target plan asset allocations (in hundredths)	60.00%
Target plan asset allocations range minimum (in hundredths)	50.00%
Target plan asset allocations range maximum (in hundredths)	70.00%
Total assets measured at fair value	23,933,000
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	23,933,000
Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0
Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0
Fixed Income Securities [Member]
Defined Benefit Plan, Assets [Abstract]
Target plan asset allocations (in hundredths)	30.00%
Target plan asset allocations range minimum (in hundredths)	20.00%
Target plan asset allocations range maximum (in hundredths)	40.00%
Real Estate [Member]
Defined Benefit Plan, Assets [Abstract]
Target plan asset allocations (in hundredths)	10.00%
Target plan asset allocations range minimum (in hundredths)	0.00%
Target plan asset allocations range maximum (in hundredths)	10.00%
Cash Equivalents [Member]
Defined Benefit Plan, Assets [Abstract]
Target plan asset allocations range maximum (in hundredths)	5.00%
Cash [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	2,197,000	9,000
Cash [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	2,197,000	9,000
Cash [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Cash [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
US Treasury Bills [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		662,000
US Treasury Bills [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
US Treasury Bills [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		662,000
US Treasury Bills [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
US Government Agency Discount Notes [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		208,000
US Government Agency Discount Notes [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
US Government Agency Discount Notes [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		208,000
US Government Agency Discount Notes [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
Real Estate Funds [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		6,358,000
Real Estate Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		6,358,000
Real Estate Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
Real Estate Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value		0
Fixed Income Mutual Funds [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	22,135,000	16,591,000
Retirement plan, number of investments	2
Fixed Income Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	22,135,000	16,591,000
Fixed Income Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Fixed Income Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Equity Mutual Funds [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	12,356,000	10,938,000
Equity Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	12,356,000	10,938,000
Equity Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Equity Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Private Investment Trusts Equity Securities [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	10,999,000	28,559,000
Retirement plan, number of investments	2
Private Investment Trusts Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	0	0
Private Investment Trusts Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	10,999,000	28,559,000
Private Investment Trusts Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Assets [Abstract]
Total assets measured at fair value	$ 0	$ 0